   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON February 28, 2005
                                                              FILE NO. 033-02610
                                                              FILE NO. 811-04550
==============================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933

                       Post-Effective Amendment No. 72 [X]
                           AND REGISTRATION STATEMENT
                    UNDER THE INVESTMENT COMPANY ACT OF 1940
                              Amendment No. 74 [X]

                               THE MAINSTAY FUNDS
                               ------------------
               (exact name of registrant as specified in charter)

                   51 MADISON AVENUE, NEW YORK, NEW YORK 10010
                   -------------------------------------------
                     (address of principal executive office)

                  REGISTRANT'S TELEPHONE NUMBER: (212) 576-7000

      Marguerite E. H. Morrison, Esq.        Copy To: Sander M. Bieber, Esq.
                   The MainStay Funds                Dechert LLP
                    51 Madison Avenue               1775 I St, NW
             New York, New York 10010           Washington, D.C. 20006

                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

It is proposed that this filing will become effective:

[ ] Immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on March 15, 2005, pursuant to paragraph (b)(1) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on ________, pursuant to paragraph (a)(1) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ] on ________, pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 72 to the Registration Statement for the MainStay Large Cap Growth Fund, a series of The MainStay Funds (the "Registrant") is being filed solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 69, which was filed pursuant to Rule 485(a)(1) on December 15, 2004. Accordingly, the contents of Post-Effective Amendment
No. 69, consisting of Part A (the Prospectus for the MainStay Large Cap Growth
Fund), Part B (the Statement of Additional Information) and all Exhibits included in Post-Effective Amendment No. 69, are incorporated by reference in their entirety into this filing. The Part C (Other Information) is included in this filing. As stated on the cover page to this filing, this Post-Effective Amendment No. 72 is intended to become effective on March 15, 2005.

                            PART C. OTHER INFORMATION

ITEM 23. EXHIBITS

a.    (1)   Fifth Amended and Restated Establishment and Designation of Series
            of Shares of Beneficial Interest, Par Value $.01 Per Share dated
            October 26, 1992 - Previously filed as Exhibit 1(b) to
            Post-Effective Amendment No. 16*

      (2) Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $.01 Per Share - Previously filed as
            Exhibit 1(b) to Post-Effective Amendment No. 11*

      (3) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $.0l Per Share - Previously filed as Exhibit 1(b) to Post-Effective Amendment No. 23*

      (4) Form of Declaration of Trust as Amended and Restated December 31, 1994 - Previously filed as Exhibit a(4) to Post-Effective Amendment No. 53*

      (5) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $.01 Per Share - Previously filed as Exhibit 1(e) to Post-Effective Amendment No. 28*

      (6) Form of Establishment and Designation of an Additional Series of Shares of Beneficial Interest, Par Value $.01 Per Share - Previously filed as Exhibit 1(g) to Post-Effective Amendment No. 35*

      (7) Establishment and Designation of an Additional Series of Shares of Beneficial Interest, Par Value $.01 Per Share - Previously filed as
            Exhibit 1(h) to Post--Effective Amendment No. 38*

      (8) Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $.0l Per Share - Previously filed as
            Exhibit 1(i) to Post-Effective Amendment No. 47*

      (9) Establishment and Designations of Class of Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed as Exhibit a(10) to Post-Effective Amendment No. 51*

      (10) Establishment and Designations of Additional Series of Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed as Exhibit a(11) to Post-Effective Amendment No. 51*

      (11) Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed as Exhibit a(11) to Post-Effective Amendment No. 55*

      (12) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $0.01 Per Share relating to the Mainstay U.S. Large Cap Equity Fund - Previously filed as Exhibit a(12) to Post-Effective Amendment No. 58*

      (13) Establishment and Designation of Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed as Exhibit a(13) to Post-Effective Amendment No. 65*

      (14) Redesignation of Series of Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed as Exhibit a(14) to Post-Effective Amendment No. 65*

      (15) Abolition of Series of Shares of Beneficial Interest, Par Value $0.01 per Share - Previously filed as Exhibit a(15) to Post-Effective Amendment No. 65*

b.    Amended and Restated By-Laws dated December 31, 1994 - Previously filed as
      Exhibit 2(b) to Post-Effective Amendment No. 32*

c. See the Declaration of Trust, as amended and supplemented from time to time (Exhibit 23(a)(1)-(12)) and the Amended and Restated By-Laws dated December 31, 1994 (Exhibit 23(b))

d.    (1)   Amended and Restated Management Agreement between The MainStay Funds and New York Life Investment Management LLC - Previously filed as
            Exhibit (d)(1)(a) to Post-Effective Amendment No. 69*

      (2)   (a)   Amended and Restated Sub-Advisory Agreement between New York
                  Life Investment Management LLC and MacKay Shields LLC -
                  Previously filed as Exhibit (d)(2)(a) to Post-Effective
                  Amendment No. 62*

            (b) Amended and Restated Sub-Advisory Agreement between New York Life Investment Management LLC, on behalf of Strategic Value Fund, and MacKay Shields LLC -Previously filed as Exhibit
                  (d)(2)(b) to Post-Effective Amendment No. 62*

            (c) Amended and Restated Sub-Advisory Agreement between New York Life Investment Management LLC and Gabelli Asset Management Company -- Previously filed as Exhibit (d)(2)(c) to Post-Effective Amendment No. 62*

            (d) Second Amended and Restated Sub-Advisory Agreement between New York Life Investment Management LLC and Markston International LLC -- Previously filed as Exhibit (d)(2)(e) to Post-Effective Amendment No. 62*

            (e) Sub-Advisory Agreement between New York Life Investment Management LLC and Jennison Associates LLC -- Previously filed as Exhibit (d)(2)(f) to Post-Effective Amendment No. 62*

            (f) Sub-Advisory Agreement between New York Life Investment Management LLC and Fund Asset Management, L.P., d/b/a/ Mercury Advisors -- Previously filed as Exhibit (d)(2)(g) to

                  Post-Effective Amendment No. 62*




e.    (1)   Amended and Restated Master Distribution Agreement between the
            MainStay Funds and NYLIFE Distributors Inc. -- Previously filed as
            Exhibit (e)(1) to Post-Effective Amendment No. 62*

      (2) Form of Soliciting Dealer Agreement -- Previously filed as Exhibit e(2)(a) to Post-Effective Amendment No. 53*

f.    Inapplicable

g. Special Custody Agreement with State Street Bank -- Previously filed as Exhibit g to Post- Effective Amendment No. 53*

      (1) Custodian Contract with State Street Bank and Trust Company -- Previously filed as Exhibit g(1) to Post-Effective Amendment No. 53*

            (i) Amendment to Custodian Contract dated 6/23/98 -- Previously filed as Exhibit g(1)(i) to Post-Effective Amendment No. 53*

            (ii) Amendment to Custodian Contract dated 1/27/97 -- Previously filed as Exhibit g(1)(ii) to Post-Effective Amendment No. 53*

            (iii) Amendment to Custodian Contract dated 5/12/89 -- Previously filed as Exhibit g(1)(iii) to Post-Effective Amendment No. 53*

            (iv) Amendment to Custodian Contract dated 6/30/88 -- Previously filed as Exhibit g(1)(iv) to Post-Effective Amendment No. 53*

            (v) Amendment to Custodian Contract dated 4/27/92 -- Previously filed as Exhibit g(1)(v) to Post-Effective Amendment No. 53*

            (vi) Amendment to Custodian Contract dated 10/25/88 -- Previously filed as Exhibit g(1)(vi) to Post-Effective Amendment No. 53*

      (2) Fee schedule for Custodian Contract with State Street Bank and Trust Company -- Previously filed as Exhibit g(2) to Post-Effective Amendment No. 53*

            (i) Amendment to Custodian Contract dated July 2, 2001 -- Previously filed as Exhibit g(2)(i) to Post-Effective Amendment No. 58*

      (3)   Custodian Contract with The Bank of New York -- Previously filed as
            Exhibit 8(a) to Post-Effective Amendment No. 7*

h.    (1)   (a)   Amended and Restated Transfer Agency and Service Agreement --

                  Previously filed as Exhibit (h)(1)(a) to Post-Effective Amendment No. 62*

            (b) Form of Sub-Transfer Agency Agreement -- Previously filed as Exhibit h(1)(d) to Post-Effective Amendment No. 51*

                  (i) Amended and Restated Schedule A to the Sub-Transfer Agency Agreement -- Previously filed as Exhibit h(1)(b)(i) to Post-Effective Amendment No. 54*

      (2) Form of Guaranty Agreement - Equity Index Fund -- Previously filed as Exhibit h(2) to Post-Effective Amendment No. 53*

      (3) Amended and Restated Service Agreement with New York Life Benefit Services, Inc. -- Previously filed as Exhibit (h)(3) to Post-Effective Amendment No. 62*

      (4) Amended and Restated Fund Accounting Agreement with New York Life Investment Management LLC - Previously filed as Exhibit (h)(4) to Post-Effective Amendment No. 62*

      (5) Shareholder Services Plan (Class R1 shares) -- Previously filed as Exhibit h(5) to Post-Effective Amendment No. 65*

      (6) Shareholder Services Plan (Class R2 shares) -- Previously filed as Exhibit h(6) to Post-Effective Amendment No. 65*

i.    (1)   Opinion and consent of counsel as to the original series --
            Previously filed as Exhibit 10 to Post-Effective Amendment No. 45*

      (2) Opinion and consent of counsel as to the MainStay Mid Cap Growth Fund and the MainStay Select 20 Equity Fund -- Previously filed as
            Exhibit i to Post-Effective Amendment No. 55*

      (3) Opinion and consent of counsel as to the MainStay U.S. Large Cap Equity Fund -- Previously Filed as Exhibit i to Post-Effective Amendment No. 59*

      (4) Opinion and consent of counsel -- Previously filed as Exhibit i(4) to Post-Effective Amendment No. 65*

j.    (1)   Consent of Independent Registered Public Accounting Firm -- to be
            filed by amendment.


k.    Not applicable.

l.    Not applicable.

m.    (1)   Amended and Restated Plan of Distribution pursuant to Rule 12b-1
            (Class A shares) -- Previously filed as Exhibit (m)(1) to

            Post-Effective Amendment No. 62*

      (2) Amended and Restated Plan of Distribution pursuant to Rule 12b-1 (Class B shares) -- Previously filed as Exhibit (m)(2) to Post-Effective Amendment No. 62*

      (3) Amended and Restated Plan of Distribution pursuant to Rule 12b-1 (Class C shares) -- Previously filed as Exhibit (m)(3) to Post-Effective Amendment No. 62*

      (4) Form of Plan of Distribution pursuant to Rule 12(b)-1 (Class R2 shares) -- Previously filed as Exhibit m(4) to Post-Effective Amendment No. 65*

n. Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 -- Previously filed as Exhibit n to Post-Effective Amendment No. 65*

o.    Not Applicable

p.    (1)   The MainStay Funds -- Previously filed as Exhibit p(1) to
            Post-Effective Amendment No. 62*

      (2) MacKay Shields LLC -- Previously filed as Exhibit o(2) to Post-Effective Amendment No. 54*

      (3) Gabelli Asset Management Company -- Previously filed as Exhibit o(7) to Post-Effective Amendment No. 54*

      (4) Markston International LLC -- Previously filed as Exhibit o(9) to Post-Effective Amendment No. 54*

      (5) New York Life Investment Management Holdings LLC -- Previously filed as Exhibit (p)(3) to Eclipse Funds Inc. (33-36962) Post-Effective Amendment No. 35 filed on February 27, 2003*

      (6) McMorgan & Company LLC -- Previously filed as Exhibit (p)(9) to Post-Effective Amendment No. 58*

      (7) Jennison Associates L.P. -- Previously filed as Exhibit (p)(10) to Post-Effective Amendment No. 60*

      (8) Fund Asset Management, L.P., d/b/a/ Mercury Advisors -- Previously filed as Exhibit (p)(11) to Post-Effective Amendment No. 60*

----------

* Incorporated herein by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

The following chart indicates the persons controlled by New York Life. Ownership is 100% unless otherwise indicated. Subsidiaries of other subsidiaries are indented accordingly.

NAME OF ORGANIZATION (JURISDICTION)(1)

        MainStay VP Series Fund, Inc.(2) (Maryland)
        Eclipse Funds(2)(Massachusetts)
        Eclipse Funds Inc.(2) (Maryland)
        McMorgan Funds(2) (Delaware)

New York Life Investment Management Holdings LLC (Delaware)
         MacKay Shields LLC (Delaware)
                 MacKay Shields General Partner (L/S) LLC (Delaware)
         Madison Capital Funding LLC (Delaware)
         McMorgan & Company LLC (Delaware)
         NYLCAP Manager LLC (Delaware)
                 New York Life Capital Partners, L.L.C. (Delaware)
                 New York Life Capital Partners II, L.L.C. (Delaware)
                 NYLIM Mezzanine GenPar GP, LLC (Delaware)
         NYLIM Service Company LLC (Delaware)
         New York Life Investment Management LLC (Delaware)
                 NYLIM GP, LLC (Delaware)
                 New York Life Investment Management (U.K.) Limited (United
                                 Kingdom)
         NYLIFE Distributors LLC (Delaware)
         NYLIM Real Estate Inc. (Delaware)
New York Life Insurance and Annuity Corporation (Delaware)
New York Life International, Inc. (Delaware)
         New York Life Insurance Taiwan Corporation (Taiwan)
New York Life International, LLC (Delaware) (3)
         HSBC Salud (Argentina) S.A. (4) (40%) (Argentina)
         HSBC New York Life Seguros de Vida (Argentina) S.A. (4) (40%)
         HSBC New York Life Seguros de Retiro (Argentina) S.A. (4) (40%) Maxima S.A. AFJP(4) (40%) (Argentina)
         New York Life Insurance Limited (South Korea)
         New York Life Insurance Worldwide Limited (Bermuda)
         New York Life International Holdings Limited (Mauritius)
                 Max New York Life Insurance Company Limited(5) (26%) (India) New York Life International India Fund (Mauritius) LLC (90%)
                 (Mauritius)
         New York Life Insurance (Philippines), Inc. (75%) (Philippines)
         New York Life Worldwide Capital, Inc. (Delaware)
                 Fianzas Monterrey, S.A. (99.95%) (Mexico)
                  Operada FMA, S.A. de C.V. (99%) (Mexico)
         NYL International Reinsurance Company Ltd. (Bermuda)
         New York Life Securities Investment Consulting Co., Ltd. (Taiwan) NYLIFE Thailand, Inc. (Delaware)

                 Siam Commercial New York Life Insurance Public Company Limited (45.29%) (Thailand) (23.73% owned by New York Life International, LLC)
         NYLI-VB Asset Management Co. (Mauritius) LLC (90%) (Mauritius)
         Seguros Monterrey New York Life, S.A. de C.V.(99.995%) (Mexico)
                 Centro de Capacitacion Monterrey, A.C. (99.791%) (Mexico) NYLIFE LLC (Delaware)
         Avanti Corporate Health Systems, Inc. (Delaware)
                 Avanti of the District, Inc. (Maryland)
         Eagle Strategies Corp. (Arizona)
         Express Scripts, Inc. (6)  (15.28%) (Delaware)
         New York Life Capital Corporation (Delaware)
         New York Life International Investment Asia Ltd. (Mauritius)
         New York Life International Investment Inc. (Delaware)
                 Monetary Research Limited (Bermuda)
                 NYL Management Limited (United Kingdom)
         New York Life Trust Company (New York)
         New York Life Trust Company, FSB (United States)
         NYLCare NC Holdings, Inc. (Delaware)
         NYL Executive Benefits LLC (Delaware)
         NYLIFE Structured Asset Management Company Ltd. (Texas)
         NYLIFE Securities Inc. (New York)
         NYLINK Insurance Agency Incorporated (Delaware)
                 NYLINK Insurance Agency of Alabama, Incorporated (Alabama) NYLINK Insurance Agency of Hawaii, Incorporated (Hawaii)
                 NYLINK Insurance Agency of Massachusetts, Incorporated (Massachusetts)
                 NYLINK Insurance Agency of Montana, Incorporated (Montana) NYLINK Insurance Agency of Nevada, Incorporated (Nevada) NYLINK Insurance Agency of New Mexico, Incorporated (New Mexico) NYLINK Insurance Agency of Washington, Incorporated (Washington) NYLINK Insurance Agency of Wyoming, Incorporated (Wyoming)
         NYLUK I Company (United Kingdom)
                 NYLUK II Company (United Kingdom)
                  Gresham Mortgage (United Kingdom)
                  W Construction Company (United Kingdom)
                              WUT (United Kingdom)
                  WIM (AIM) (United Kingdom)
                  WIM (United Kingdom)
         WellPath of Arizona Reinsurance Company (Arizona)
NYLIFE Insurance Company of Arizona (Arizona)
Biris Holdings LLC (Delaware)
Monitor Capital Advisors Funds LLC (Delaware)
New York Life BioVenture Partners LLC (Delaware)
Silver Spring, LLC (Delaware)

(1) By including the indicated organizations in this list, New York Life is not stating or admitting that said organizations are under its actual control; rather, these organizations are listed here to ensure full compliance with the requirements of this Form N-1A. Information provided in this list is as of November 30, 2004.

(2) These entities are registered investment companies for which New York Life and/or its subsidiaries perform one or more of the following services: investment management, administrative, distribution, transfer agency and underwriting services. They are not subsidiaries of New York Life but are included for informational purposes only.

(3) Beneficial ownership in the entities listed as being owned by New York Life International, LLC ("LLC") has been transferred by New York Life International, Inc. to LLC as of January 1, 2002; record ownership will be transferred to LLC on or before December 31, 2005.

(4) This entity is included in this listing for informational purposes only. It is New York Life's position that neither New York Life nor any of its affiliates controls this entity. This entity is held through an interest in a holding company.

(5) This entity is included in this listing for informational purposes only. It is New York Life's position that neither New York Life nor any of its affiliates controls this entity.

(6) Includes shares owned directly by New York Life. This entity is included in this listing for informational purposes only. It is New York Life's position that neither New York Life nor any of its affiliates controls this entity. New York Life has the right to designate two directors of Express Scripts, Inc., a public company, and shares of Express Scripts, Inc. being held by New York Life or its subsidiaries are subject to a voting agreement with Express Scripts, Inc.,

ITEM 25. INDEMNIFICATION

            New York Life Insurance Company maintains Directors & Officers Liability insurance coverage. The policy covers the Directors, Officers, and Trustees of New York Life, its subsidiaries and certain affiliates, including The MainStay Funds. Subject to the policy's terms, conditions, deductible and retentions, Directors, Officers and Trustees are covered for claims made against them while acting in their capacities as such. The primary policy is issued by

            Zurich-American Insurance Company, and the excess policies are issued by various insurance companies. The issuing insurance companies may be changed from time to time and there is no assurance that any or all of the current coverage will be maintained by New York Life.

Article IV of Registrant's Declaration of Trust states as follows:

      SECTION 4.3. MANDATORY INDEMNIFICATION.

      (a) Subject to the exceptions and limitations contained in paragraph (b) below:

            (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust, or by one or more Series thereof if the claim arises from his or her conduct with respect to only such Series to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

            (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, penalties and other liabilities.

      (b) No indemnification shall be provided hereunder to a Trustee or officer:

            (i) against any liability to the Trust or a Series thereof or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

            (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or a Series thereof;

            (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                  (A) by the court or other body approving the settlement or other disposition; or

                  (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

      (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

      (d) Expenses of preparation and presentation of a defense to any claim, action, suit, or proceedings of the character described in paragraph
            (a) of this Section 4.3 shall be advanced by the Trust or a Series thereof to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient, to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

            (i) such undertaking is secured by surety bond or some other appropriate security provided by the recipient, or the Trust or a Series thereof shall be insured against losses arising out of any such advances; or

            (ii) a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Disinterested Trustees acts on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

            As used in this Section 4.3, a "Non-interested Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

            Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS OR OTHER CONNECTIONS OF INVESTMENT ADVISOR

The business of New York Life Investment Management LLC (formerly MainStay Management LLC), New York Life Insurance Company, GAMCO Investors, Inc. (formerly Gabelli Asset Management Company), MacKay Shields LLC, Jennison Associates LLC, Fund Asset Management, L.P., d/b/a Mercury Advisors, and Markston International, LLC is summarized under "Know with Whom You're Investing" in the Prospectus constituting Part A of this Registration Statement, which summary is incorporated herein by reference.

The business or other connections of each manager and officer of New York Life Investment Management LLC (formerly MainStay Management LLC) is currently listed in the investment adviser registration on Form ADV for New York Life Investment Management LLC (formerly MainStay Management LLC) (File No. 801-54912) and is hereby incorporated herein by reference.

The business or other connections of each manager and officer of MacKay Shields LLC is currently listed in the investment adviser registration on Form ADV for MacKay Shields LLC (File No. 801-5594) and is hereby incorporated herein by reference.

The business or other connections of each director and officer of New York Life Insurance Company is currently listed in the investment adviser registration on Form ADV for New York Life Insurance Company (File No. 801- 19525) and is hereby incorporated herein by reference.

The business or other connections of each director and officer of GAMCO Investors, Inc. (formerly Gabelli Asset Management Company) is currently listed in the investment adviser registration on Form ADV for GAMCO Investors, Inc. (formerly Gabelli Asset Management Company) (File No. 801-14132) and is hereby incorporated herein by reference.

The business and other connections of each director and officer of Markston International, LLC is currently listed in the investment adviser registration on Form ADV for Markston International, LLC (File No. 801-56141) and is hereby incorporated by reference.

The business or other connections of each director and officer of Jennison Associates LLC is currently listed in the investment adviser registration on

Form ADV for Jennison Associates LLC (File No. 801-5608) and is hereby incorporated herein by reference.

The business or other connections of each director and officer of Fund Asset Management L.P., d/b/a Mercury Advisors is currently listed in the investment adviser registration on Form ADV for Fund Asset Management L.P. (File No. 801-12485) and is hereby incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITERS

a.    NYLIFE Distributors Inc. also acts as the principal underwriter for:

      Eclipse Funds Inc. (File No. 33-36962)
      Eclipse Funds (File No. 33-08865)
      NYLIAC Variable Universal Life Separate Account I
      NYLIAC Multi-Funded Annuity Separate Account I
      NYLIAC Multi-Funded Annuity Separate Account II
      NYLIAC Variable Annuity Separate Account I
      NYLIAC Variable Annuity Separate Account II
      NYLIAC Variable Annuity Separate Account III
      NYLIAC Variable Life Insurance Separate Account
      NYLIAC Corporate Sponsored Variable Universal Life Separate Account I NYLIAC Institutionally Owned Life Insurance Separate Account

b.


                                         POSITION(S) AND
NAME AND PRINCIPAL                       OFFICE(S) WITH NYLIFE            POSITION(S) AND
BUSINESS ADDRESS(1)                      DISTRIBUTORS, INC.               OFFICE(S) WITH TRUST
Brian A. Murdock                          Chairman of the Board           None
                                         and President

Christopher O. Blunt                      Executive Vice                  None
                                         President for Retail

Michael G. Gallo                          Executive Vice                  None
                                         President for Variable
                                         Life Distribution

Robert J. Hebron                          Executive Vice                  None
                                         President for External
                                         Variable Life
                                         Distribution

John R. Meyer                             Executive Vice                  None
                                         President for External
                                         Variable Annuity
                                         Distribution

Robert A. Anselmi                         Senior Managing                 None
                                         Director and Assistant
                                         Secretary

Alison H. Micucci                         Senior Managing                 Vice President
                                         Director - Compliance

Robert E. Brady                           Managing Director               None
                                         Operations

Stephen P. Fisher                         Managing Director -             None
                                         Marketing

Wendy K. Fishler                          Managing Director -             None
                                         National Accounts

Mark A. Gomez                             Managing Director -             None
                                         Compliance and Chief
                                         Compliance Officer

Julia D. Holland                          Managing Director -             None
                                         SMA Distribution

Marguerite E. H. Morrison                 Managing Director and           Secretary
                                         Secretary

Gary M. O'Neill                           Managing Director -             None
                                         Agency Distribution

---------------------------
(1)  169 Lackawanna Avenue, Parsippany, NJ 07054

c.    Inapplicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

Certain accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained at the offices of the Registrant, the Manager and NYLIFE Distributors Inc., 169 Lackawanna Avenue,, Parsippany, NJ 07054, at MacKay Shields LLC, 9 West 57th Street, New York, NY 10019; and New York Life Insurance Company, 51 Madison Avenue, New York, NY 10010. Records relating to the Registrant's transfer agent are maintained by MainStay Shareholder Services, 169

Lackawanna Avenue, Parsippany, NJ 07054. Records relating to the Registrant's custodian are maintained by The Bank of New York, 110 Washington Street, New York, NY 10286.

ITEM 29. MANAGEMENT SERVICES.

                Inapplicable.

ITEM 30. UNDERTAKINGS.

                Inapplicable.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post Effective Amendment No. 72 to its Registration Statement under Rule 485(b) under the Securities Act of
1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Parsippany in the State of New Jersey, on the 28th day of February, 2005.

                          THE MAINSTAY FUNDS

                          By: /s/ Gary E. Wendlandt*
                              -----------------------
                              Gary E. Wendlandt
                              President, Chairman, Chief
                              Executive Officer and Trustee

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on February 28, 2005.

      SIGNATURES                                     TITLE
/s/ Gary E. Wendlandt*                      President, Chairman, Chief
---------------------------            Executive Officer and Trustee
GARY E. WENDLANDT

/s/ Patrick J. Farrell                 Vice President, Treasurer and Chief
---------------------------            Financial and Accounting Officer
PATRICK J. FARRELL

/s/ Edward J. Hogan*                   Trustee
---------------------------
EDWARD J. HOGAN

/s/ Charlynn Goins**                   Trustee

---------------------------
CHARLYNN GOINS


/s/ Terry L. Lierman*                  Trustee
---------------------------
TERRY L. LIERMAN

/s/ John B. McGuckian*                 Trustee
---------------------------
JOHN B. McGUCKIAN

/s/ Donald E. Nickelson*               Trustee
---------------------------
DONALD E. NICKELSON

*By: Patrick J. Farrell
-----------------------------
As Attorney-in-Fact*

** By: Patrick J. Farrell
-----------------------------

As Attorney-in-Fact**


* PURSUANT TO POWERS OF ATTORNEY FILED WITH
  POST-EFFECTIVE AMENDMENT NO. 55.

** PURSUANT TO POWERS OF ATTORNEY FILED WITH
   POST-EFFECTIVE AMENDMENT NO. 56.